Operating Leases (Tables)	12 Months Ended
Apr. 30, 2025
Operating Leases [Abstract]
Schedule of Maturity Analysis of Operating Lease Liabilities

The Company’s maturity analysis of operating lease liabilities as of April 30, 2025 is as follows:

	Operating Leases
	JPY	USD
2026	2,785,000	19,526
Total lease payment	2,785,000	19,526
Less imputed interest	(9,259)	(65)
Present value of operating lease liabilities	2,775,741	19,461
Less: current obligation	(2,775,741)	(19,461)
Long-term obligation on April 30, 2025	-	-

Schedule of Supplemental Disclosure Related to Operating Leases

Supplemental disclosure related to operating leases were as follows:

	For the year ended April 30, 2025
	JPY	USD
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	8,355,000	58,578
Weighted average remaining lease term of operating leases	0.42 years
Weighted average discount rate of operating leases	1.6%